Subsidiaries (Schedule of Subsidiaries) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of subsidiaries [line items]
Current assets		$ 1,504,641	$ 853,603
Non-current assets		1,021,216	4,284,190
Current liabilities		(806,322)	(1,044,763)
Non-current liabilities		(668,188)	(3,198,826)
Net assets		1,297,995
Carrying amount of NCI		68,229	212,963
Revenues		365,704	324,253	[1]	$ 325,899	[1]
Profit/(loss) for the year		268,120	(394,002)	[1]	95,892	[1]
Other comprehensive income/(loss)		41,428	9,079		(24,347)
Profit attributable to NCI		31,530	17,935	[1]	22,900	[1]
Cash flows from operating activities		391,851	162,337		290,171
Cash flows from investing activities		584,497	(399,638)		(736,887)
Cash flows from financing activities excluding dividends paid to non-controlling interests		97,121	174,561		232,515
Effect of changes in the exchange rate on cash and cash equivalents		17,284	5,422		(11,902)
Net increase/(decrease) in cash equivalents		$ 1,073,469	$ (62,740)		$ (214,201)
OPC [Member]
Disclosure of subsidiaries [line items]
NCI percentage	[2]	24.18%
Current assets		$ 204,461
Non-current assets		736,123
Current liabilities		(99,441)
Non-current liabilities		(667,996)
Net assets		173,147
Carrying amount of NCI		41,863
Revenues	[2]	365,395
Profit/(loss) for the year	[2]	5,896
Other comprehensive income/(loss)	[2]	8,514
Profit attributable to NCI	[2]	1,425
OCI attributable to NCI	[2]	2,058
Cash flows from operating activities	[2]	110,290
Cash flows from investing activities	[2]	(154,194)
Cash flows from financing activities excluding dividends paid to non-controlling interests	[2]	165,107
Dividends paid to non-controlling interests	[2]	(4,159)
Effect of changes in the exchange rate on cash and cash equivalents	[2]	7,126
Net increase/(decrease) in cash equivalents	[2]	$ 124,170
Samay I.S.A [Member]
Disclosure of subsidiaries [line items]
NCI percentage	[2]		25.10%		25.10%
Current assets	[2]		$ 75,485		$ 47,766
Non-current assets	[2]		380,947		344,052
Current liabilities	[2]		(73,846)		(36,075)
Non-current liabilities	[2]		(311,030)		(289,560)
Net assets	[2]		71,556		66,183
Carrying amount of NCI	[2]		17,961		16,612
Revenues	[2]		40,000
Profit/(loss) for the year	[2]		548		(4,049)
Other comprehensive income/(loss)	[2]		4,825		(6,057)
Profit attributable to NCI	[2]		138		(1,016)
OCI attributable to NCI	[2]		1,211		(1,520)
Cash flows from operating activities	[2]		(1,276)
Cash flows from investing activities	[2]		(60,468)		(236,207)
Cash flows from financing activities excluding dividends paid to non-controlling interests	[2]				138,000
Dividends paid to non-controlling interests	[2]		47,088
Effect of changes in the exchange rate on cash and cash equivalents	[2]		373		(3,266)
Net increase/(decrease) in cash equivalents	[2]		$ (14,283)		$ (101,473)
Nicaragua Energy Holding [Member]
Disclosure of subsidiaries [line items]
NCI percentage	[2]		35.42%		35.42%
Current assets	[2]		$ 41,630		$ 43,390
Non-current assets	[2]		144,313		172,917
Current liabilities	[2]		(26,053)		(22,044)
Non-current liabilities	[2]		(100,834)		(121,142)
Net assets	[2]		59,056		73,121
Carrying amount of NCI	[2]		20,918		25,899
Revenues	[2]		90,017		111,428
Profit/(loss) for the year	[2]		7,511		14,469
Other comprehensive income/(loss)	[2]
Profit attributable to NCI	[2]		2,660		5,125
OCI attributable to NCI	[2]
Cash flows from operating activities	[2]		17,737		42,480
Cash flows from investing activities	[2]		(931)		(5,088)
Cash flows from financing activities excluding dividends paid to non-controlling interests	[2]		(4,004)		(26,139)
Dividends paid to non-controlling interests	[2]		(26,440)		(4,401)
Effect of changes in the exchange rate on cash and cash equivalents	[2]		(348)		(489)
Net increase/(decrease) in cash equivalents	[2]		$ (13,986)		$ 6,363
Kallpa Generacion S.A. [Member]
Disclosure of subsidiaries [line items]
NCI percentage	[2]		25.10%		25.10%
Current assets	[2]		$ 108,246		$ 92,120
Non-current assets	[2]		611,928		638,325
Current liabilities	[2]		(55,323)		(188,291)
Non-current liabilities	[2]		(511,277)		(356,900)
Net assets	[2]		153,574		185,254
Carrying amount of NCI	[2]		38,547		46,499
Revenues	[2]		438,475		447,679
Profit/(loss) for the year	[2]		35,820		44,088
Other comprehensive income/(loss)	[2]				(53)
Profit attributable to NCI	[2]		8,991		11,066
OCI attributable to NCI	[2]				(13)
Cash flows from operating activities	[2]		114,838		120,438
Cash flows from investing activities	[2]		(16,082)		(13,589)
Cash flows from financing activities excluding dividends paid to non-controlling interests	[2]		(16,943)		(91,084)
Dividends paid to non-controlling interests	[2]		(88,911)		(7,530)
Effect of changes in the exchange rate on cash and cash equivalents	[2]		198		(5,334)
Net increase/(decrease) in cash equivalents	[2]		$ (6,900)		$ 2,901
Cerro del Aguila S.A. [Member]
Disclosure of subsidiaries [line items]
NCI percentage	[2]		25.10%		25.10%
Current assets	[2]		$ 53,843		$ 23,841
Non-current assets	[2]		949,440		847,015
Current liabilities	[2]		(85,935)		(25,909)
Non-current liabilities	[2]		(618,219)		(556,277)
Net assets	[2]		299,129		288,670
Carrying amount of NCI	[2]		75,081		72,456
Revenues	[2]		49,646
Profit/(loss) for the year	[2]		9		(8,579)
Other comprehensive income/(loss)	[2]		10,449		(1,079)
Profit attributable to NCI	[2]		2		(2,153)
OCI attributable to NCI	[2]		2,623		(271)
Cash flows from operating activities	[2]		25,629
Cash flows from investing activities	[2]		(69,372)		(180,771)
Cash flows from financing activities excluding dividends paid to non-controlling interests	[2]				95,000
Dividends paid to non-controlling interests	[2]		62,823
Effect of changes in the exchange rate on cash and cash equivalents	[2]		369		(2,929)
Net increase/(decrease) in cash equivalents	[2]		$ 19,449		$ (88,700)

[1]	Restated (See note 2.E and 28)
[2]	These entities are discontinued operations in 2017.